Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net investment hedge, deferred taxes	$ 0	$ 0	$ (8)
Changes in fair value cash flow hedges, deferred taxes	0	0	0
Net actuarial gain (loss), deferred taxes	2	(10)	3
Unrealized gains (losses) available-for-sale securities, deferred taxes	0
Reclassification adjustments, deferred taxes	$ 0